Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Geneva SMID Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GCSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Geneva SMID Cap Growth Fund for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.genevacap.com/mutual-fund. You can also request this information by contacting us at 1-855-213-2973.
Additional Information Phone Number	1-855-213-2973
Additional Information Website	https://www.genevacap.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.85%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 45,644,754
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 32,565
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$45,644,754
Number of Holdings	36
Net Advisory Fee	$32,565
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
RBC Bearings, Inc.	6.6%
Keysight Technologies, Inc.	6.5%
Monolithic Power Systems, Inc.	4.3%
Rollins, Inc.	4.3%
Advanced Drainage Systems, Inc.	4.0%
Balchem Corp.	4.0%
AAON, Inc.	3.9%
Axon Enterprise, Inc.	3.7%
Burlington Stores, Inc.	3.7%
Exponent, Inc.	3.7%

Industry	(% of net assets)
Software	6.9%
Metal Fabricating	6.6%
Electronic Equipment Gauges and Meters	6.5%
Medical Equipment	6.4%
Consumer Services: Misc.	6.4%
Building Climate Control	5.8%
Professional Business Support Services	5.6%
Production Technology Equipment	4.9%
Semiconductors	4.3%
Cash & Other	46.6%

Updated Prospectus Web Address	https://www.genevacap.com/mutual-fund

[1]
*	Annualized